Fair Value Measurements (Financial Assets Measured at Fair Value on Nonrecurring Basis) (Details) (Fair value measurements, nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	$ 3,882	$ 5,707
Fair value of Impaired loans, net of partial charge-offs	5,263	10,428
Foreclosed assets	0	1,938
Total	9,145	18,073
Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Fair value of Impaired loans, net of partial charge-offs	0	0
Foreclosed assets		0
Total	0	0
Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Fair value of Impaired loans, net of partial charge-offs	0	0
Foreclosed assets		0
Total	0	0
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	3,882	5,707
Fair value of Impaired loans, net of partial charge-offs	5,263	10,428
Foreclosed assets		1,938
Total	$ 9,145	$ 18,073